Critical accounting judgements and estimates (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Accounting Judgements And Estimates [Abstract]
Disclosure of total impact on ECL per scenario

	First quarter 2021	Second quarter 2021	Third quarter 2021	Fourth quarter 2021	First quarter 2022	Second quarter 2022	Third quarter 2022	Fourth quarter 2022
At 30 June 2021%		%	%	%	%	%	%	%

Gross domestic product	(1.5)	4.3	(0.3)	3.2	1.5	0.5	0.4	0.4
UK Bank Rate	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Unemployment rate	4.8	5.0	5.4	6.6	6.4	6.2	6.1	5.9
House price growth	6.5	10.5	6.8	5.6	5.0	1.7	0.3	0.1
Commercial real estate price growth	(2.9)	1.3	1.5	0.4	(0.3)	(0.5)	0.4	1.0

	First quarter 2020	Second quarter 2020	Third quarter 2020	Fourth quarter 2020	First quarter 2021	Second quarter 2021	Third quarter 2021	Fourth quarter 2021
At 31 December 2020%		%	%	%	%	%	%	%

Gross domestic product	(3.0)	(18.8)	16.0	(1.9)	(3.8)	5.6	3.6	1.5
UK Bank Rate	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Unemployment rate	4.0	4.1	4.8	5.0	5.2	6.5	8.0	7.5
House price growth	2.8	2.6	7.2	5.9	5.5	4.7	(1.6)	(3.8)
Commercial real estate price growth	(5.0)	(7.8)	(7.8)	(7.0)	(6.1)	(2.9)	(2.2)	(1.7)
[1]Gross domestic product presented quarter on quarter, house price growth and commercial real estate growth presented year on year - i.e. from the equivalent quarter the previous year. UK Bank Rate is presented end quarter.
Key annual assumptions made by the Group are shown below. Gross domestic product is presented as an annual change, house price growth and commercial real estate price growth are presented as the growth in the respective indices within the period. UK Bank Rate and unemployment rate are averages for the period. The upside, base case and downside scenarios are weighted at 30 per cent each, with the severe downside scenario weighted at 10 per cent.

	2021	2022	2023	2024	2025	2021–2025 average
At 30 June 2021%		%	%	%	%	%

Upside
Gross domestic product	6.1	5.5	1.4	1.4	1.2	3.1
UK Bank Rate	0.52	1.27	1.09	1.32	1.58	1.16
Unemployment rate	4.7	4.9	4.4	4.2	4.1	4.5
House price growth	6.8	3.4	4.6	3.9	3.4	4.4
Commercial real estate price growth	9.2	5.7	2.4	0.3	(0.3)	3.4

Base case
Gross domestic product	5.5	5.5	1.6	1.4	1.2	3.0
UK Bank Rate	0.10	0.10	0.25	0.50	0.75	0.34
Unemployment rate	5.4	6.1	5.4	5.0	4.8	5.4
House price growth	5.6	0.1	0.1	0.6	1.1	1.5
Commercial real estate price growth	0.4	1.0	0.6	0.3	0.5	0.6

Downside
Gross domestic product	4.8	4.2	1.3	1.4	1.4	2.6
UK Bank Rate	0.09	0.05	0.06	0.11	0.20	0.10
Unemployment rate	6.0	7.8	7.1	6.5	6.0	6.7
House price growth	3.5	(6.2)	(7.5)	(4.9)	(1.8)	(3.5)
Commercial real estate price growth	(5.3)	(5.3)	(2.8)	(1.5)	0.2	(3.0)

Severe downside
Gross domestic product	4.1	3.5	1.1	1.4	1.4	2.3
UK Bank Rate	0.06	0.00	0.01	0.02	0.03	0.02
Unemployment rate	7.0	9.9	9.1	8.3	7.6	8.4
House price growth	2.4	(11.0)	(13.2)	(9.6)	(5.1)	(7.5)
Commercial real estate price growth	(13.5)	(13.5)	(6.9)	(2.3)	0.5	(7.3)
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 2: Critical accounting judgements and estimates (continued)

	2020	2021	2022	2023	2024	2020–2024 average
At 31 December 2020%		%	%	%	%	%

Upside
Gross domestic product	(10.5)	3.7	5.7	1.7	1.5	0.3
UK Bank Rate	0.10	1.14	1.27	1.20	1.21	0.98
Unemployment rate	4.3	5.4	5.4	5.0	4.5	5.0
House price growth	6.3	(1.4)	5.2	6.0	5.0	4.2
Commercial real estate price growth	(4.6)	9.3	3.9	2.1	0.3	2.1

Base case
Gross domestic product	(10.5)	3.0	6.0	1.7	1.4	0.1
UK Bank Rate	0.10	0.10	0.10	0.21	0.25	0.15
Unemployment rate	4.5	6.8	6.8	6.1	5.5	5.9
House price growth	5.9	(3.8)	0.5	1.5	1.5	1.1
Commercial real estate price growth	(7.0)	(1.7)	1.6	1.1	0.6	(1.1)

Downside
Gross domestic product	(10.6)	1.7	5.1	1.4	1.4	(0.4)
UK Bank Rate	0.10	0.06	0.02	0.02	0.03	0.05
Unemployment rate	4.6	7.9	8.4	7.8	7.0	7.1
House price growth	5.6	(8.4)	(6.5)	(4.7)	(3.0)	(3.5)
Commercial real estate price growth	(8.7)	(10.6)	(3.2)	(0.8)	(0.8)	(4.9)

Severe downside
Gross domestic product	(10.8)	0.3	4.8	1.3	1.2	(0.8)
UK Bank Rate	0.10	0.00	0.00	0.01	0.01	0.02
Unemployment rate	4.8	9.9	10.7	9.8	8.7	8.8
House price growth	5.3	(11.1)	(12.5)	(10.7)	(7.6)	(7.5)
Commercial real estate price growth	(11.0)	(21.4)	(9.8)	(3.9)	(0.8)	(9.7)

Disclosure of ECL sensitivity to economic assumptions
The table below shows the Group’s ECL for the upside, base case, downside and severe downside scenarios. The stage allocation for an asset is based on the overall scenario probability-weighted PD and, hence, the Stage 2 allocation is constant across all the scenarios. ECL applied through individual assessments and post-model adjustments is reported flat against each economic scenario, reflecting the basis on which they are evaluated. Judgements applied through changes to inputs are reflected in the scenario sensitivities. It therefore shows the extent to which a higher ECL allowance has been recognised to take account of multiple economic scenarios from the probability-weighted view relative to the base case. The uplift being £388 million compared to £506 million at 31 December 2020.

	Probability- weighted	Upside	Base case	Downside	Severe downside
At 30 June 2021	£m	£m	£m	£m	£m

UK Mortgages	905	544	684	1,100	2,064
Other Retail	2,053	1,896	2,009	2,152	2,355
Commercial Banking	1,650	1,395	1,527	1,799	2,340
Other	450	448	450	450	454
ECL allowance	5,058	4,283	4,670	5,501	7,213

	Probability- weighted	Upside	Base case	Downside	Severe downside
At 31 December 2020	£m	£m	£m	£m	£m

UK Mortgages	1,027	614	804	1,237	2,306
Other Retail	2,368	2,181	2,310	2,487	2,745
Commercial Banking	2,402	1,910	2,177	2,681	3,718
Other	450	448	450	450	456
ECL allowance	6,247	5,153	5,741	6,855	9,225
The table below shows the impact on the Group’s ECL in respect of UK Mortgages resulting from a decrease/increase in loss given default for a 10 percentage point (pp) increase or decrease in the UK House Price Index (HPI). The increase/decrease is presented based on the adjustment phased evenly over the first ten quarters of the base case scenario.

	At 30 June 2021		At 31 December 2020
	10pp increase in HPI	10pp decrease in HPI	10pp increase in HPI	10pp decrease in HPI

ECL impact, £m	(175)	254	(206)	284
The table below shows the impact on the Group’s ECL resulting from a 1 percentage point (pp) increase or decrease in the UK unemployment rate. The increase or decrease is presented based on the adjustment phased evenly over the first ten quarters of the base case scenario. An immediate increase or decrease would drive a more material ECL impact as it would be fully reflected in both 12 month and lifetime PDs.

	At 30 June 2021		At 31 December 2020
	1pp increase in unemployment	1pp decrease in unemployment	1pp increase in unemployment	1pp decrease in unemployment
	£m	£m	£m	£m

UK Mortgages	33	(28)	25	(23)
Other Retail	45	(45)	54	(54)
Commercial Banking	87	(74)	125	(112)
Other	1	(1)	1	(1)
ECL impact	166	(148)	205	(190)
The table below analyses total ECL allowance at 30 June 2021 by portfolio, separately identifying the amounts that have been modelled, those that have been individually assessed and those arising through the application of management judgement.

	Modelled ECL	Individually assessed	Judgements due to COVID-19[1]	Other judgements	Total ECL
	£m	£m	£m	£m	£m

At 30 June 2021
UK Mortgages	345	—	73	487	905
Other Retail	1,610	—	405	38	2,053
Commercial Banking	418	953	280	(1)	1,650
Other	50	—	400	—	450
Total	2,423	953	1,158	524	5,058

At 31 December 2020
UK Mortgages	481	—	36	510	1,027
Other Retail	2,060	—	321	(13)	2,368
Commercial Banking	1,051	1,222	131	(2)	2,402
Other	50	—	400	—	450
Total	3,642	1,222	888	495	6,247
[1]Judgements due to the impact that COVID-19 and resulting interventions have had on the Group’s economic outlook and observed loss experience, which have required additional model limitations to be addressed.
Except as noted below, the nature of the judgements are consistent with those applied by the Group in its 2020 Annual Report and Accounts. The 30 June 2021 allowance has been re-assessed based on latest economic outlook, data points and modelled result.
Judgements due to COVID-19

	At 30 June 2021	At 31 Dec 2020
	£m	£m

UK Mortgages	73	36
Other Retail
Recognition of impact of support measures	318	218
Incorporation of forward-looking LGDs	80	86
Other	7	17
	405	321
Commercial Banking
Adjustment to economic variables used as inputs to models	171	93
Key coronavirus-impacted sectors	100	—
Other	9	38
	280	131

Other	400	400
Total	1,158	888
Other judgements

	At 30 June 2021	At 31 Dec 2020
	£m	£m

UK Mortgages
Adjustment to modelled forecast parameters	140	193
End-of-term interest only	168	179
Long-term defaults	74	87
Other	105	51
	487	510
Other Retail
Lifetime extension on revolving products	71	81
Unsecured non-scored accounts	(21)	(72)
Credit card LGD alignment	(55)	(55)
Other	43	33
	38	(13)

Commercial Banking	(1)	(2)
Total	524	495